International Operations (Tables)	12 Months Ended
Dec. 31, 2024
International Operations
Summary of assets attributable to international operations

	2024	2023

	(Dollars in Thousands)
Loans:
Commercial	$99,836	$106,241
Others	86,725	74,454
	186,561	180,695
Less allowance for probable credit losses	(1,346)	(1,283)
Net loans	$185,215	$179,412
Accrued interest receivable	$991	$515